CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
REVENUE
Real estate rentals	$ 181,261	$ 165,465	$ 151,083
Tenant reimbursement	19,734	19,914	18,650
TRS senior housing revenue	3,520	1,627	0
TOTAL REVENUE	204,515	187,006	169,733
EXPENSES
Depreciation/amortization related to real estate investments	50,886	49,153	41,602
Utilities	13,388	13,605	11,363
Maintenance	20,063	19,435	17,062
Real estate taxes	20,039	19,035	18,223
Insurance	4,760	4,090	2,801
Property management expenses	14,707	13,526	11,713
Other property expenses	876	114	1,008
TRS senior housing expenses	2,997	1,331	0
Administrative expenses	11,824	10,743	8,494
Other expenses	2,010	2,129	2,171
Amortization related to non-real estate investments	889	916	828
Impairment of real estate investments	4,663	7,700	0
TOTAL EXPENSES	147,102	141,777	115,265
Gain on involuntary conversion	0	2,480	5,084
Operating income	57,413	47,709	59,552
Interest expense	(40,071)	(39,619)	(40,441)
Interest income	2,238	1,906	220
Other income	718	242	512
Income (loss) before gain (loss) on sale of real estate and other investments and income from discontinued operations	20,298	10,238	19,843
Gain (loss) on sale of real estate and other investments	6,093	(51)	0
Income (loss) from continuing operations	26,391	10,187	19,843
Income from discontinued operations	2,293	(27,127)	10,129
NET INCOME (LOSS)	28,684	(16,940)	29,972
Net (income) loss attributable to noncontrolling interests - Operating Partnership	(1,526)	4,676	(3,633)
Net income attributable to noncontrolling interests - consolidated real estate entities	(3,071)	(910)	(809)
Net income (loss) attributable to Investors Real Estate Trust	24,087	(13,174)	25,530
Dividends to preferred shareholders	(11,514)	(11,514)	(9,229)
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 12,573	$ (24,688)	$ 16,301
Earnings (loss) per common share from continuing operations - Investors Real Estate Trust - basic and diluted	$ 0.09	$ (0.01)	$ 0.08
Earnings per common share from discontinued operations - Investors Real Estate Trust - basic and diluted (in dollars per share)	0.02	(0.22)	0.09
NET INCOME (LOSS) PER COMMON SHARE - BASIC & DILUTED	$ 0.11	$ (0.23)	$ 0.17